UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2004



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT FUND, INC. - USAA VIRGINIA MONEY MARKET FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2004



[LOGO OF USAA]
   USAA(R)

                                  USAA VIRGINIA
                                        MONEY MARKET Fund

                                        [GRAPHIC OF VIRGINIA MONEY MARKET FUND]

                      3rd Quarter Portfolio of Investments
--------------------------------------------------------------------------------
   DECEMBER 31, 2004

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

          VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, monthly, or quarterly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

          PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

          FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

          CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

          The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following companies:
                      ABN AMRO Bank N.V., Bank of New York, Fleet National Bank, Morgan Stanley, Societe Generale, or Wachovia Bank, N.A.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following companies: Credit Suisse First Boston, Inc. or National Rural Utility Corp.

              (INS) Principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp. or MBIA Insurance Corp. The insurance does not guarantee the value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              CP      Commercial Paper

              GO      General Obligation

              IDA     Industrial Development Authority/Agency

              MERLOT  Municipal Exempt Receipts - Liquidity Optional Tender

              MFH     Multifamily Housing

              PCRB    Pollution Control Revenue Bond

              PRE     Prerefunded to a date prior to maturity

              RAN     Revenue Anticipation Note

              RB      Revenue Bond

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                COUPON          FINAL
    AMOUNT    SECURITY                                                                      RATE       MATURITY      VALUE
--------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (77.0%)

             VIRGINIA (68.9%)
   $ 3,250   Charlottesville IDA RB, Series 2004 (LOC - U.S. Bank, N.A.)                    2.09%     7/01/2010   $  3,250
     8,750   Chesterfield County IDA PCRB, Series 1993                                      2.40      8/01/2009      8,750
             Chesterfield County IDA RB,
     7,000     Series 1989 (LOC - Wachovia Bank, N.A.)                                      2.19      2/01/2008      7,000
     5,000     Series 2002A (LOC - Bank of America, N.A.)                                   2.00      7/01/2029      5,000
     3,200   Clarke County IDA RB, Series 2000 (LOC - Wachovia Bank, N.A.)                  1.99     12/01/2020      3,200
     6,000   College Building Auth. Educational Facilities RB,
               Series 2002A, Floater Certificates, Series 2001-721 (LIQ)(a)                 2.03      9/01/2022      6,000
     7,500   Fairfax County Economic Development Auth. RB,
               ABN AMRO MuniTops Certificates Trust,
               Series 2003-33 (LIQ)(INS)(a)                                                 2.01      4/01/2011      7,500
     2,800   Front Royal & Warren County Hospital Facilities IDA RB,
               Series 2003 (LOC - Branch Banking & Trust Co.)                               2.02      5/01/2023      2,800
     7,550   Hampton Redevelopment and Housing Auth. MFH RB, Series 1994 (NBGA)             2.13      7/01/2024      7,550
     7,700   Hanover County IDA Residential Care Facility RB,
               Series 1999 (LOC - Branch Banking & Trust Co.)                               2.02      7/01/2029      7,700
     9,000   Harrisonburg Redevelopment and Housing Auth. RB,
               Series 2001A (LIQ)(LOC - Societe Generale)                                   2.07      2/01/2007      9,000
             Henrico County Economic Development Auth. RB,
     6,000     Series 2003B (LOC - KBC Bank N.V.)                                           1.99      7/01/2008      6,000
     5,000     Series 2003B (LOC - KBC Bank N.V.)                                           1.99     10/01/2035      5,000
     3,350   Henrico County IDA RB, Series 1986C (NBGA)                                     2.20      7/15/2016      3,350
             Lynchburg IDA Hospital RB,
     1,700     Series 1985B (LIQ)(INS)                                                      2.00     12/01/2025      1,700
     3,600     Series 1985D (LIQ)(INS)                                                      2.02     12/01/2025      3,600
     1,000   Lynchburg IDA RB, Series 2002 (LOC - U.S. Bank, N.A.)                          2.12      9/01/2006      1,000
     1,180   Norfolk IDA RB, Series 1998 (LOC - Branch Banking & Trust Co.)                 2.02      9/01/2020      1,180
     2,100   Norfolk Redevelopment and Housing Auth. RB,
               Series 1999 (LOC - Branch Banking & Trust Co.)                               2.02      3/01/2021      2,100
     6,860   Peninsula Ports Auth. Health Systems RB, Series 2004                           2.03      7/01/2037      6,860
             Richmond IDA RB,
       500     Series 2001 (LOC - SunTrust Bank)                                            2.16     12/01/2031        500
     7,045     Series 2002 (LOC - SunTrust Bank)                                            2.02      7/01/2022      7,045
     2,410   Rockingham County IDA Residential Care Facility RB,
               Series 2003 (LOC - Branch Banking & Trust Co.)                               2.02     12/01/2033      2,410
     4,000   Tazewell County IDA RB, Series 2002 (LOC - U.S. Bank, N.A.)                    2.12      9/01/2006      4,000
     3,580   Univ. of Virginia RB, Series 2003B, MERLOT Series 2003 B 31 (LIQ)(a)           2.06      6/01/2027      3,580

             PUERTO RICO (8.1%)
    13,763   Industrial, Tourist, Educational, Medical and Environmental Control RB,
               Series 1998 (LOC - Banco Santander Puerto Rico)                              2.35     10/01/2021     13,763
                                                                                                                  --------
             Total variable-rate demand notes (cost: $129,838)                                                     129,838
                                                                                                                  --------

             PUT BONDS (5.0%)

             VIRGINIA
     4,000   Peninsula Ports Auth. RB, Series 1987-B (LOC - U.S. Bank, N.A.)                1.85      7/01/2016      4,000
     1,370   Prince William County IDA RB, Series 1992 (LOC - Deutsche Bank Trust Co.)      1.54      9/01/2007      1,370
     3,000   Richmond IDA RB, Series 1987A (LOC - Wachovia Bank, N.A.)                      1.95      8/15/2015      3,000
                                                                                                                  --------
             Total put bonds (cost: $8,370)                                                                          8,370
                                                                                                                  --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

 PRINCIPAL                                                                                COUPON         FINAL
    AMOUNT    SECURITY                                                                      RATE      MATURITY       VALUE
--------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (17.7%)

             VIRGINIA (13.2%)
   $ 1,760   Arlington County GO, Series 2004                                               5.00%    5/15/2005    $  1,784
     4,000   Big Stone Gap Redevelopment and Housing Auth. RB, Series 1995 (PRE)            6.00     9/01/2007       4,188
             Hampton Public Improvement Bond,
     2,900     Series 1995 (PRE)                                                            6.20     1/15/2009       2,963
     3,090     Series 1995 (PRE)                                                            6.25     1/15/2010       3,158
     6,000   Norfolk IDA Revenue Notes                                                      1.85     2/07/2005       6,000
     4,000   Richmond GO RAN, Series 2004                                                   3.50     6/28/2005       4,030

             PUERTO RICO (4.5%)
     4,627   Government Development Bank CP                                                 1.80     3/24/2005       4,627
     3,000   Government Development Bank CP                                                 1.90     4/14/2005       3,000
                                                                                                                  --------
             Total fixed-rate instruments (cost: $29,750)                                                           29,750
                                                                                                                  --------

             TOTAL INVESTMENTS (COST: $167,958)                                                                   $167,958
                                                                                                                  ========

4

 N O T E S
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           to Portfolio of INVESTMENTS

USAA VIRGINIA MONEY MARKET FUND
DECEMBER 31, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

          USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Money Market Fund (the Fund).

          A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Pursuant to Rule 2a-7 under the Investment Company Act of 1940, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

              2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

          B. As of December 31, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

          C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $168,546,000 at December 31, 2004, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

            DIRECTORS    Christopher W. Claus
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

       ADMINISTRATOR,    USAA Investment Management Company
  INVESTMENT ADVISER,    P.O. Box 659453
         UNDERWRITER,    San Antonio, Texas 78265-9825
      AND DISTRIBUTOR

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank and Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

          INDEPENDENT    Ernst & Young LLP
    REGISTERED PUBLIC    100 West Houston St., Suite 1900
      ACCOUNTING FIRM    San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
                         Sunday, 10:30 a.m. to 7 p.m.

       FOR ADDITIONAL    (800) 531-8181
    INFORMATION ABOUT    For account servicing, exchanges,
         MUTUAL FUNDS    or redemptions
                         (800) 531-8448

      RECORDED MUTUAL    24-hour service (from any phone)
    FUND PRICE QUOTES    (800) 531-8066

          MUTUAL FUND    (from touch-tone phones only)
       USAA TOUCHLINE    For account balance, last transaction, fund
                         prices, or to exchange or redeem fund shares
                         (800) 531-8777

      INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48465-0205                                   (C)2005, USAA. All rights reserved.




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Company) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 28, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2005
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    FEBRUARY 28, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.